FAIR VALUE OPTION Q - Schedule of Realized and Net Change in Unrealized Gains Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Realized Gains / (Losses)	$ 55,310	$ 72,493	$ 87,823	$ 75,695
Net Change in Unrealized Gains / (Losses)	$ 48,195	$ (63,003)	$ 18,133	$ 43,670